Consolidated Statement of Operations - USD ($)	1 Months Ended	3 Months Ended		5 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Operating costs and expenses:
General and administrative	$ 25,000
Loss from operations	(25,000)
Other (expense) income:
Net Loss	$ (25,000)
Weighted average number of common shares outstanding, basic	1
Weighted average number of common shares outstanding, Diluted	1
Loss per common share, basic	$ (25,000.00)
Loss per common share, diluted	$ (25,000.00)
Willow Lane Acquisition Corp [Member]
Operating costs and expenses:
General and administrative		$ 604,405	$ 43,124		$ 167,031	$ 910,312
Loss from operations		(604,405)	(43,124)		(167,031)	(910,312)
Other (expense) income:
Interest earned on cash in the bank account		9,039				31,676
Interest earned on Investments in Trust Account		1,380,897			283,921	4,119,843
Total other (expenses) income, net		1,389,936			283,921	4,151,519
Net Loss		$ 785,531	$ (43,124)		$ 116,890	$ 3,241,207
Willow Lane Acquisition Corp [Member] | Common Class A [Member]
Other (expense) income:
Weighted average number of common shares outstanding, basic		12,650,000			3,424,586	12,650,000
Weighted average number of common shares outstanding, Diluted		12,650,000			3,424,586	12,650,000
Loss per common share, basic		$ 0.05			$ 0.02	$ 0.19
Loss per common share, diluted		$ 0.05			$ 0.02	$ 0.19
Willow Lane Acquisition Corp [Member] | Common Class B [Member]
Other (expense) income:
Weighted average number of common shares outstanding, basic		4,628,674	4,024,934		3,877,057	4,628,674
Weighted average number of common shares outstanding, Diluted		4,628,674	4,024,934		3,877,057	4,628,674
Loss per common share, basic		$ 0.05	$ (0.01)		$ 0.02	$ 0.19
Loss per common share, diluted		$ 0.05	$ (0.01)		$ 0.02	$ 0.19
Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Revenue				$ 190,000		$ 19,302,000	$ 5,755,000	$ 7,935,000
Operating costs and expenses:
Cost of revenue (excluding depreciation and amortization)				43,000		2,410,000	1,299,000	1,930,000
Selling, general and administrative (excluding depreciation and amortization)				154,000		2,819,000	858,000	1,745,000
Unit-based compensation						13,220,000	363,000	568,000
Depreciation and amortization				331,000		7,185,000	1,808,000	2,534,000
Colocation lease cost				209,000		3,775,000	1,283,000	1,795,000
Total operating costs and expenses				737,000		29,409,000	5,611,000	8,004,000
Loss from operations				(547,000)		(10,107,000)	144,000	(69,000)
Other (expense) income:
(Loss) gain on sale						(195,000)	54,000	54,000
Interest expense				(6,000)		(1,323,000)	(145,000)	(206,000)
Loss in change in fair value of liability-classified warrants						(2,992,000)
Other income, net							107,000	9,000
Total other (expenses) income, net				(6,000)		(4,510,000)	16,000	(143,000)
Net Loss				(553,000)		(14,617,000)	160,000	(212,000)
Net loss attributable to Class A unit holders - basic				(553,000)		(14,617,000)	160,000	(212,000)
Net loss attributable to Class A unit holders - dilutive				$ (553,000)		$ (14,617,000)	$ 160,000	$ (212,000)
Weighted average number of common shares outstanding, basic				8,500		8,500	8,500	8,500
Weighted average number of common shares outstanding, Diluted				8,500		8,500	8,500	8,500
Loss per common share, basic				$ (65.06)		$ (1,719.65)	$ 18.82	$ (24.94)
Loss per common share, diluted				$ (65.06)		$ (1,719.65)	$ 18.82	$ (24.94)